Related and Interested Parties (Narratives) (Details) $ in Millions	12 Months Ended
Dec. 31, 2017 USD ($)
Notes to Consolidated Financial Statements [Abstract]
Name of parent entity	Israel Corporation LTD.
Explanation of relationships between parent and subsidiaries	Israel Corporation Ltd. (hereinafter – Israel Corp.) is a public company listed for trading on the Tel Aviv Stock Exchange (TASE). Based on the information provided by Israel Corp., Millenium Investments Elad Ltd. (“Millenium”) and Mr. Idan Ofer are considered as joint controlling shareholders of Israel Corp., for purposes of the Israeli Securities Law (each of Millenium and Mr. Ofer hold shares in Israel Corp. directly, and Mr. Idan Ofer serves as a director of Millenium and has an indirect interest in it as the beneficiary of the foreign discretionary trust that has indirect control of Millenium). Millenium holds approximately 46.95% of the share capital in Israel Corp., which holds as at February 14, 2017, approximately 45.93% of the voting rights and issued share capital of the Company. Millenium is held by Mashat Investments Ltd. (“Mashat”) and by XT Investments Ltd. (“XT Investments”), with 80% and 20% holding rates in the issued share capital, respectively (it is noted that Mashat granted XT Investments a power of attorney for a fixed period (which is extendable) to vote according to XT's discretion at General Meetings of Millenium in respect of shares constituting 5% of the voting rights in Millenium). Mashat is a private company, wholly owned by a Dutch company, Ansonia Holdings Singapore B.V. (“Ansonia”). Ansonia is a wholly-owned subsidiary of Jelany Corporation N.V. (registered in Curaçao), which is a wholly-owned subsidiary of the Liberian company, Court Investments Ltd. (“Court”). Court is wholly owned by a foreign discretionary trust, in which Mr. Idan Ofer is the beneficiary. XT Investments, which directly holds approximately 1.24% of the share capital of Israel Corp., is a shareholder in Millenium, as stated. XT Investments is a private company, held in full by XT Holdings Ltd. (“XT Holdings”), a private company whose ordinary shares are held in equal shares by Orona Investments Ltd. (which is indirectly controlled by Mr. Ehud Angel) and by Lynav Holdings Ltd., a company that is controlled by a foreign discretionary trust in which Mr. Idan Ofer is a prime beneficiary. Mr. Ehud Angel holds, among other things, a special share that grants him, inter alia, under certain limitations and for certain issues, an additional vote on the Board of Directors of XT Holdings. In addition, Kirby Enterprises Inc., which is indirectly held by the same trust that holds Mashat, in which, as stated, Mr. Idan Ofer is the beneficiary, holds approximately 0.74% of the share capital of Israel Corp. Furthermore, Mr. Idan Ofer holds directly approximately 3.85% of the share capital of Israel Corp. Furthermore, XT Investments directly holds approximately 0.03% of the Company's capital (namely, 377,662 ordinary shares). As at December 31, 2017, the number of ICL's shares held by Israel Corp. does not include 21,343,448 ordinary shares, which are subject to certain forward sale agreements, as detailed in the notification of registration for trading of ICL on Form F 1, which was filed with the U.S. Securities and Exchange Commission (SEC) on September 23, 2014 (“the Financial Transaction”). Israel Corp. does not have voting rights or dispositive power with respect to the shares that are the subject of the Financial Transaction, which were provided to the financial entities (“forward counterparties”) with which it entered into the transaction. As at December 31, 2017, the closing period of the Financial Transaction commenced, which is expected to be executed, subject to its conditions, in increments on several closing dates that will take place during a period of about 1.75 years. Pursuant to the terms of the Financial Transaction, Israel Corp. will not regain voting and dispositive power with respect to the said shares (“physical settlement”), in whole or in part, unless it notifies the forward counterparties otherwise with respect to every relevant closing date. Even though Israel Corp. holds less than 50% of the Company’s ordinary shares, it still has decisive influence at the General Meetings of the Company’s shareholders and, effectively, it has the power to appoint directors and to exert significant influence with respect to the composition of the Company’s Board of Directors.
Framework agreement of Israel Corporate LTD	(4) In March 2017, ICL's Audit and Accounting Committee and its Board of Directors approved a framework agreement with the controlling shareholder, Israel Corporation Ltd. (hereinafter – Israel Corp.), for three years, according to which Israel Corp. can deposit, occasionally, an amount of up to $150 million in short term U.S. dollar or shekel deposits in ICL subject to ICL’s approval. In August 2017, the terms of the framework agreement was expanded to up to $250 million. The terms and conditions of the deposits, including the interest rate, will be determined on the date of the deposits. The deposits will be received by ICL without security.
Amounts receivable and repaid	$ 150
The balance of the short term loans for the end of the year	175
The company share In the end of the year, agreements for supply of natural gas	$ 1,900
Margin loans	As at December 31, 2017, about 401 million ordinary shares were pledged by Israel Corp and its headquarters companies in order to secure certain liabilities, which consist almost entirely of loans secured by shares (margin loans), in the aggregate principal amount of $703 million.